Quarterly Holdings Report
for
Fidelity® Health Savings Index Fund
June 30, 2026
HSI-NPRT3-0826
1.9897518.106
Bond Funds - 43.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	131,630	1,214,947
Fidelity International Bond Index Fund (a)	565,476	5,224,995
Fidelity U.S. Bond Index Fund (a)	725,477	7,573,984
iShares iBoxx $ High Yield Corporate Bond ETF	12,711	1,016,499
TOTAL BOND FUNDS (Cost $15,060,509)		15,030,425

Domestic Equity Funds - 22.5%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (b)	15,523	1,670,731
Fidelity Total Market Index Fund (a)	29,762	6,173,154
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,893,955)		7,843,885

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (a)	130,789	2,257,426
Fidelity International Index Fund (a)	57,975	3,880,283
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,924,878)		6,137,709

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $3,481,471)	348,594	3,492,908

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,605,169)	3.69	2,604,648	2,605,169

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $29,965,982)	35,110,096
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(179,529)
NET ASSETS - 100.0%	34,930,567

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,645,554	758,665	799,050	71,447	-	-	2,605,169	2,604,648	0.0%
Fidelity Commodity Strategy Central Fund	1,084,067	640,027	207,623	16,669	12,923	141,337	1,670,731	15,523	0.2%
Total	3,729,621	1,398,692	1,006,673	88,116	12,923	141,337	4,275,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Emerging Markets Index Fund	2,173,717	658,399	1,187,203	50,444	187,313	425,200	2,257,426	130,789
Fidelity Inflation-Protected Bond Index Fund	1,588,124	409,086	758,677	42,262	4,416	(28,002)	1,214,947	131,630
Fidelity International Bond Index Fund	4,598,772	1,019,423	323,061	171,869	(13,038)	(57,101)	5,224,995	565,476
Fidelity International Index Fund	3,724,362	596,491	858,784	111,047	101,297	316,917	3,880,283	57,975
Fidelity Short-Term Bond Index Fund	3,075,792	707,961	250,638	92,839	(1,588)	(38,619)	3,492,908	348,594
Fidelity Total Market Index Fund	5,263,639	961,379	777,294	60,000	35,597	689,833	6,173,154	29,762
Fidelity U.S. Bond Index Fund	6,318,916	2,587,445	1,246,400	191,872	(54,570)	(31,407)	7,573,984	725,477
	26,743,322	6,940,184	5,402,057	720,333	259,427	1,276,821	29,817,697

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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